Business Acquisition and Goodwill - Schedule of Purchase Price Allocation of the Assets Acquired and Liabilities (Parentheticals) (Details) - Reverse Acquisition of Fuwei [Member]	Dec. 31, 2022 USD ($)
Schedule of Purchase Price Allocation of the Assets Acquired and Liabilities [Line Items]
Costs to sell	$ 520,000
Baijiayun Group Ltd [Member]
Schedule of Purchase Price Allocation of the Assets Acquired and Liabilities [Line Items]
Fair value of Fuwei shareholders interest	3.21%